Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Income (loss) recorded in the Netherlands	(20)	(19)	(9)
Income (loss) from foreign operations	2,357	1,286	1,198
Income (loss) before income tax benefit (expense)	2,337	1,267	1,189

Income Tax Benefit (Expense)

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
The Netherlands taxes - current	—	—	—
Foreign taxes - current	(285)	(171)	(131)
Total current taxes	(285)	(171)	(131)
The Netherlands taxes - deferred	—	—	—
Foreign taxes - deferred	(46)	12	(25)
Total deferred taxes	(46)	12	(25)
Income tax expense	(331)	(159)	(156)
Effective tax rate	14%	13%	13%

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2021, 2020 and 2019, and the effective income tax rate are the following:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Income tax benefit (expense) computed at statutory rate	(584)	(316)	(297)
Non-deductible and non-taxable permanent differences, net	4	(1)	4
Valuation allowance adjustments	(2)	11	2
Effect on deferred taxes of changes in enacted tax rates	6	(5)	14
Current year credits	39	40	50
Other tax and credits	(22)	(40)	(51)
Benefits from tax holidays	49	37	129
Net impact of changes to uncertain tax positions	(8)	(1)	(5)
Earnings of subsidiaries taxed at different rates	187	116	(2)
Income tax benefit (expense)	(331)	(159)	(156)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	December 31, 2021	December 31, 2020
Tax loss carryforwards and investment credits	707	702
Less unrecognized tax benefit	(81)	(19)
Tax loss carryforwards net of unrecognized tax benefit	626	683
Inventory valuation	28	34
Impairment and restructuring charges	4	3
Fixed asset depreciation in arrears	52	82
Increased depreciation incentives	128	182
Capitalized development costs	121	107
Receivables for government funding	64	40
Tax credits granted on past capital investments	213	215
Pension service costs	82	104
Stock awards	14	11
Operating lease liabilities	39	36
Commercial accruals	12	13
Other temporary differences	25	26
Total deferred tax assets	1,408	1,536
Valuation allowances	(576)	(638)
Deferred tax assets, net	832	898
Accelerated fixed asset depreciation	(32)	(21)
Acquired intangible assets	(22)	(40)
Advances of government funding	(115)	(94)
Operating lease right-of-use assets	(39)	(36)
Other temporary differences	(36)	(43)
Deferred tax liabilities	(244)	(234)
Net deferred income tax asset	588	664

Gross Deferred Tax Assets On Tax Loss Carryforwards And Investment Credits Expiration Table Text Block

As at December 31, 2021, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting from 2022, as follows:

Year
2022	11
2023	11
2024	10
2025	11
2026	8
Thereafter	656
Total	707

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of 2021, 2020 and 2019 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Balance at beginning of year	48	48	38
Additions based on tax positions related to the current year	72	1	7
Additions based on acquisitions related to the current year	—	—	5
Additions for tax positions of prior years	1	1	1
Reduction for tax positions of prior years	(1)	(2)	(1)
Settlements	—	(1)	(2)
Foreign currency translation	(2)	1	—
Balance at end of year	118	48	48